Contents of Significant Accounts - Details of Distribution of Employees' Compensation and Directors' Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Employees' compensation – Cash	$ 4,509,603	$ 5,439,059	$ 9,160,485
Directors' compensation	$ 45,000	$ 45,000	$ 45,000